Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Schedule Of Future Minimum Lease Payments

	Rental of premises	Lease of computers	Lease of motor vehicles

2013	$1,912	$21	$556
2014	205	11	273
2015	67	-	33

	$2,184	$32	$862